Commitments and Contingencies - Operating Leases (Narratives2) (Details) (USD $) In Thousands	Jun. 30, 2011
Office in Greece
Twelve months ending June 30 2012	$ 28
Twelve months ending June 30 2013	28
Twelve months ending June 30 2014	28
Twelve months ending June 30 2015	28
Twelve months ending June 30 2016	21
Offices in Norway and Cyprus
Twelve months ending June 30 2012	468
Twelve months ending June 30 2013	368
Twelve months ending June 30 2014	33
Twelve months ending June 30 2015	33
Twelve months ending June 30 2016	$ 24